Unaudited Interim Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from Operating Activities:
Net income:	$ 29,181	$ 21,247
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	12,003	6,852
Amortization of deferred financing fees	770	236
Deferred revenue	637	1,378
Changes in operating assets and liabilities:
Trade receivables	(853)	(65)
Prepayments and other assets	(170)	(71)
Inventories	71	(227)
Due from/to related party	514	1,478
Trade payables	316	3
Accrued liabilities	(143)	(107)
Unearned revenue	(1,690)	2,434
Net cash provided by Operating Activities	40,636	33,158
Cash flows from/(used in) Investing Activities:
Vessel Acquisitions	0	(209,562)
Net cash used in Investing Activities	0	(209,562)
Cash flows from/(used in) Financing Activities:
Increase in restricted cash	0	(2,000)
Payment of IPO issuance costs and other filing costs	(65)	(1,740)
Issuance of common units, net of issuance costs paid	0	121,045
Issuance of general partner units	0	126
Preferential deemed dividend	0	(25,508)
Distributions paid	(30,053)	(16,188)
Repayment of long-term debt	(10,000)	(219,085)
Repayment of loan to related party	0	(5,500)
Proceeds from long-term debt	0	340,000
Payment of deferred finance costs	(11)	(800)
Net cash used in Financing Activities	(40,129)	190,350
Net increase in cash and cash equivalents	507	13,946
Cash and cash equivalents at beginning of the period	11,949	5,677
Cash and cash equivalents at end of the period	$ 12,456	$ 19,623